UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2011

Item 1. Reports to Stockholders

Fidelity®

New York Municipal Income
Fund

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.76%
Actual		$ 1,000.00	$ 1,054.30	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 1,054.40	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.41%
Actual		$ 1,000.00	$ 1,050.90	$ 7.17
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.05
Class C	1.53%
Actual		$ 1,000.00	$ 1,050.30	$ 7.78
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,055.00	$ 2.39
Hypothetical A		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,055.50	$ 2.75
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.2	29.6
Special Tax	21.9	20.6
Transportation	12.9	13.7
Education	12.8	12.4
Water & Sewer	10.0	10.1
Weighted Average Maturity as of July 31, 2011
		6 months ago
Years	6.6	11.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	8.2	8.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
AAA 15.2%	AAA 14.4%
AA,A 75.4%	AA,A 78.1%
BBB 5.0%	BBB 5.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount (000s)	Value (000s)
New York - 90.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,158
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,411
5% 12/1/22	1,000	1,139
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	516
Series 2007 A2, 5% 8/1/11	750	750
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	8,940	9,312
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,400	1,458
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755	1,828
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (c)	4,900	5,104
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000	1,042
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,534
5.75% 5/1/19 (FSA Insured)	5,000	5,399
5.75% 5/1/23 (FSA Insured)	9,620	10,166
5.75% 5/1/25 (FSA Insured)	2,000	2,110
5.75% 5/1/26 (FSA Insured)	8,985	9,471
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,526
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,946
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000	1,095
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,540
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,090
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,672
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,019
5% 2/1/14	1,035	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Adelphi Univ. Proj.):
Series 2009 B, 5.25% 2/1/39	$ 1,200	$ 1,166
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,114
5.25% 7/1/18	1,090	1,188
5.25% 7/1/19	1,100	1,192
5.75% 7/1/39	6,500	6,570
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,790	1,428
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,565
Series 2006 E, 5% 12/1/17	10,000	11,330
Series 2009 A:
5.75% 4/1/39	6,500	6,939
6.25% 4/1/33	1,655	1,841
Series A, 5% 12/1/25 (FGIC Insured)	2,800	2,951
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,559
5% 7/1/25	1,000	1,097
5% 7/1/26	1,150	1,254
5% 7/1/27	1,630	1,769
5% 7/1/28	1,015	1,102
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,086
5.75% 7/1/31	3,025	3,059
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
5.5% 7/1/23	5,000	5,122
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,243
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,024
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,510
5% 8/1/13	1,650	1,736
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 30	$ 30
Series 2001 B, 5.875% 11/1/11	190	192
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,002
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,576
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (c)	45	50
Series 2005 O, 5% 6/1/22	5,000	5,380
Series 2006 A, 5% 8/1/19	3,000	3,315
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,590
Series 2008 A1, 5.25% 8/15/27	15,000	16,139
Series 2008 D1, 5.125% 12/1/23	5,000	5,559
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,524
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.) 5.25% 11/1/37	9,590	9,415
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,286
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,996
Series 2002 A, 5.125% 6/15/34	16,500	16,636
Series 2003 A, 5.125% 6/15/34	4,200	4,235
Series 2003 E, 5% 6/15/34	2,000	2,031
Series 2005 D:
5% 6/15/37	16,090	16,395
5% 6/15/38	20,050	20,415
5% 6/15/39	3,755	3,822
5% 6/15/39	2,800	2,850
Series 2007 DD:
4.75% 6/15/35	3,000	3,011
4.75% 6/15/36	1,000	1,000
Series 2008 AA, 5% 6/15/27	10,000	10,625
Series 2009 A, 5.75% 6/15/40	10,025	10,974
Series 2009 DD, 6% 6/15/40	1,115	1,241
Series 2009 EE, 5.25% 6/15/40	8,500	8,889
Series 2009 FF 2, 5.5% 6/15/40	9,295	9,873
Series 2009 GG, 5.25% 6/15/40	10,000	10,458
Series 2009 GG1, 5.25% 6/15/32	5,000	5,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE:
5.375% 6/15/40	$ 2,310	$ 2,454
5.375% 6/15/43	11,400	12,057
5.5% 6/15/43	2,005	2,139
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,028
Series 2008 S1, 5% 1/15/34	10,000	10,226
Series 2009 S1:
5.5% 7/15/31	5,000	5,317
5.5% 7/15/38	2,900	3,003
5.625% 7/15/38	2,900	3,033
Series 2009 S2, 6% 7/15/38	7,500	8,077
Series 2009 S3:
5.25% 1/15/26	1,000	1,073
5.25% 1/15/39	3,400	3,473
5.375% 1/15/34	13,435	14,016
Series 2009 S4:
5.5% 1/15/34	1,000	1,051
5.5% 1/15/39	6,700	6,969
5.75% 1/15/39	2,900	3,071
Series 2009 S5, 5.25% 1/15/39	10,180	10,400
New York City Transitional Fin. Auth. Rev.:
Series 2003 D:
5% 2/1/31	20,025	20,263
5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100) (c)	9,385	10,085
Series 2004 B, 5% 8/1/32	5,000	5,070
Series 2004 C:
5% 2/1/28	15,000	15,738
5% 2/1/33 (FGIC Insured)	7,350	7,462
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,114
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	1,100	1,174
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	7,050	7,576
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	4,185	4,497
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	2,810	3,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 22,915
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,227
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,089
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	30,000	29,709
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,720
5% 12/15/31	10,000	10,419
Series 2006 D:
5% 3/15/20	3,500	3,873
5% 3/15/36	3,320	3,389
Series 2007 A:
5% 3/15/32	3,700	3,845
5% 3/15/37	1,700	1,737
Series 2008 A, 5% 3/15/24	5,000	5,446
Series 2008 B:
5.25% 3/15/38	1,500	1,564
5.75% 3/15/36	10,500	11,479
Series 2009 A:
5% 2/15/34	15,500	16,101
5% 2/15/39	20,355	20,881
5.25% 2/15/23	7,940	8,926
Series 2011 A, 5% 3/15/21	10,000	11,669
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,598
5.75% 7/1/13 (AMBAC Insured)	1,705	1,812
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,124
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,981
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,176
5% 7/1/37	6,000	6,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/22	$ 445	$ 503
5% 7/1/23	1,315	1,469
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,069
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,980
5% 7/1/17	2,080	2,223
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,366
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,004
5.5% 5/15/21 (AMBAC Insured)	10,000	11,572
5.5% 5/15/28	2,700	3,019
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,494
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,068
5% 7/1/14	2,510	2,742
5% 7/1/16	1,130	1,268
5% 7/1/20	2,000	2,137
Series 2007 A, 5% 7/1/12	1,530	1,589
Series 2007 B, 5.25% 7/1/24	100	105
Series 2011 A:
5.75% 7/1/31	4,000	4,219
6% 7/1/40	4,000	4,211
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,305
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	757
5.5% 7/1/19 (AMBAC Insured)	1,705	1,709
5.5% 7/1/20 (AMBAC Insured)	860	862
Series 2008 A, 5.25% 7/1/48	11,930	12,200
Series 2008 B, 5.25% 7/1/48	8,000	8,153
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,217
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,067
5% 5/1/21	1,315	1,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,589
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,184
6.125% 12/1/29	1,000	986
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,122
5% 7/1/21	1,500	1,667
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,384
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,350
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,537
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,726
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	524
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,099
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,952
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,614
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,833
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,095
5.5% 3/1/39	2,500	2,559
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,307
5% 7/1/39	19,005	19,013
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	8,969
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,147
6% 7/1/15	1,160	1,212
6% 7/1/16	1,230	1,281
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	672
5.375% 7/1/17 (AMBAC Insured)	370	371
Bonds Series 2002 B, 6%, tender 5/15/12 (a)	11,000	11,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30,260	$ 31,759
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,868
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,761
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,570
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,856
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,947
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,102
Series 2010 A:
5% 7/1/19	1,500	1,649
5% 7/1/21	7,000	7,455
5% 7/1/22	6,000	6,294
Series 2010, 5% 7/1/41	12,000	12,427
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	521
Series 2002 D, 5.125% 6/15/31	6,900	6,970
Series 2003 I, 5% 6/15/24	2,000	2,092
Series 2004 F, 5% 6/15/34	4,825	4,919
Series 2004 D, 5% 2/15/34	12,150	12,400
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	930	970
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,324
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,979
Series 2009 A:
5.5% 11/15/39	10,400	10,810
5.625% 11/15/39	6,000	6,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 B, 5% 11/15/34	$ 19,560	$ 19,971
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,121
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,855
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,269
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,352
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,286
Series 2005 G, 5% 11/15/21	3,200	3,556
Series 2007 B:
5% 11/15/26	8,185	8,492
5% 11/15/28	2,235	2,297
Series 2008 A, 5.25% 11/15/36	15,000	15,167
Series 2008 C, 6.5% 11/15/28	9,445	10,930
Series 2011 A:
5% 11/15/18	1,000	1,143
5% 11/15/22	1,500	1,647
5.5% 11/15/18	2,000	2,262
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,865
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,192
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,570
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,838
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,300	1,852
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,869
5.25% 1/1/27	6,570	6,974
Series 2007 H:
5% 1/1/21	5,755	6,271
5% 1/1/25	13,000	13,713
5% 1/1/26	4,000	4,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,660	$ 11,090
5.5% 4/1/20 (AMBAC Insured)	27,375	32,904
Series 2007 B, 5% 4/1/27	6,750	7,115
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,584
5.25% 3/15/25	8,000	8,732
5.25% 3/15/26	12,080	13,124
Series 2010 A, 5% 3/15/21	10,000	11,593
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,562
Series 2011 A2:
5% 4/1/21	2,385	2,765
5% 4/1/23	6,000	6,753
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,755
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,818
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,707
5% 1/1/24 (FSA Insured)	5,975	6,468
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	116
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,164
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	133
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,337
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,003
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,160
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	671
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	$ 4,305	$ 4,367
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,160
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,463
5.25% 6/1/22 (AMBAC Insured)	8,070	8,570
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,106
5.5% 6/1/19	4,600	4,944
Series 2003B 1C:
5.5% 6/1/18	3,800	3,934
5.5% 6/1/19	13,620	14,639
5.5% 6/1/20	16,000	17,149
5.5% 6/1/21	12,070	12,896
5.5% 6/1/22	9,700	10,344
Series 2011, 5% 6/1/16	16,215	18,587
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,514
Series 2007 A, 5% 11/15/27	6,410	6,799
Series 2008 A:
5% 11/15/37	22,500	22,926
5.25% 11/15/38	14,500	14,924
Series 2001 A:
5% 1/1/32	3,010	3,024
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,462
Series 2002 A, 5.25% 1/1/19	1,100	1,119
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,047
5.125% 9/1/40	8,055	7,894
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,391
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,203
6% 6/1/41	5,000	5,170
		1,606,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 3.9%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	$ 3,000	$ 3,008
136th Series, 5.25% 11/1/16 (b)	4,510	4,975
141st Series:
5% 9/1/18 (b)	6,045	6,491
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,819
147th Series, 5% 10/15/17 (b)	5,000	5,609
163rd Series, 5% 7/15/35	25,000	25,763
166th Series, 5% 1/15/41	5,400	5,539
85th Series, 5.375% 3/1/28	6,280	7,140
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,282
		68,626
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,100
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,025
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,405
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,399
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,593
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,127
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,104
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	4,833
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	182
0% 8/1/47 (AMBAC Insured)	2,400	230
Series 2009 A, 6% 8/1/42	2,900	3,029
		26,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,416
5% 10/1/17	2,750	3,007
		7,423
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $1,672,224)	1,708,993
NET OTHER ASSETS (LIABILITIES) - 4.0%	71,549
NET ASSETS - 100%	$ 1,780,542
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	24.2%
Special Tax	21.9%
Transportation	12.9%
Education	12.8%
Water & Sewer	10.0%
Electric Utilities	5.9%
Others* (Individually Less Than 5%)	12.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,672,224)		$ 1,708,993
Cash		56,035
Receivable for fund shares sold		1,242
Interest receivable		18,124
Other receivables		2
Total assets		1,784,396

Liabilities
Payable for fund shares redeemed	$ 1,341
Distributions payable	1,628
Accrued management fee	541
Transfer agent fee payable	217
Distribution and service plan fees payable	38
Other affiliated payables	56
Other payables and accrued expenses	33
Total liabilities		3,854

Net Assets		$ 1,780,542
Net Assets consist of:
Paid in capital		$ 1,743,894
Undistributed net investment income		75
Accumulated undistributed net realized gain (loss) on investments		(196)
Net unrealized appreciation (depreciation) on investments		36,769
Net Assets		$ 1,780,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,653 ÷ 2,766.1 shares)	$ 12.89

Maximum offering price per share (100/96.00 of $12.89)	$ 13.43
Class T: Net Asset Value and redemption price per share ($7,950 ÷ 616.2 shares)	$ 12.90

Maximum offering price per share (100/96.00 of $12.90)	$ 13.44
Class B: Net Asset Value and offering price per share ($3,797 ÷ 294.6 shares)A	$ 12.89

Class C: Net Asset Value and offering price per share ($31,183 ÷ 2,419.2 shares)A	$ 12.89

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,688,146 ÷ 130,926.0 shares)	$ 12.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,813 ÷ 1,072.3 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 38,065

Expenses
Management fee	$ 3,154
Transfer agent fees	634
Distribution and service plan fees	224
Accounting fees and expenses	161
Custodian fees and expenses	10
Independent trustees' compensation	3
Registration fees	70
Audit	27
Legal	6
Miscellaneous	8
Total expenses before reductions	4,297
Expense reductions	(6)	4,291
Net investment income (loss)		33,774
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(101)
Change in net unrealized appreciation (depreciation) on investment securities		59,429
Net gain (loss)		59,328
Net increase (decrease) in net assets resulting from operations		$ 93,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2011 Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,774	$ 72,358
Net realized gain (loss)	(101)	6,167
Change in net unrealized appreciation (depreciation)	59,429	(58,519)
Net increase (decrease) in net assets resulting from operations	93,102	20,006
Distributions to shareholders from net investment income	(33,783)	(72,377)
Distributions to shareholders from net realized gain	(4,059)	(296)
Total distributions	(37,842)	(72,673)
Share transactions - net increase (decrease)	29,821	(81,293)
Redemption fees	20	32
Total increase (decrease) in net assets	85,101	(133,928)

Net Assets
Beginning of period	1,695,441	1,829,369
End of period (including undistributed net investment income of $75 and undistributed net investment income of $84, respectively)	$ 1,780,542	$ 1,695,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.231	.459	.454	.449	.446	.464
Net realized and unrealized gain (loss)	.441	(.347)	.560	(.521)	.134	.002
Total from investment operations	.672	.112	1.014	(.072)	.580	.466
Distributions from net investment income	(.232)	(.460)	(.454)	(.451)	(.446)	(.464)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.262)	(.462)	(.454)	(.458)	(.480)	(.576)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Total Return B,C,D	5.43%	.79%	8.39%	(.49)%	4.67%	3.72%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.75%	.77%	.75%	.73%	.66%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.75%	.73%	.66%
Expenses net of all reductions	.76% A	.75%	.77%	.74%	.70%	.63%
Net investment income (loss)	3.68% A	3.54%	3.60%	3.67%	3.52%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 33	$ 35	$ 21	$ 13	$ 11
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Income from Investment Operations
Net investment income (loss) E	.233	.463	.459	.452	.446	.455
Net realized and unrealized gain (loss)	.440	(.348)	.561	(.520)	.134	.001
Total from investment operations	.673	.115	1.020	(.068)	.580	.456
Distributions from net investment income	(.233)	(.463)	(.460)	(.455)	(.446)	(.454)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.263)	(.465)	(.460)	(.462)	(.480)	(.566)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Total Return B,C,D	5.44%	.81%	8.43%	(.46)%	4.67%	3.64%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.73%	.73%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.74% A	.73%	.73%	.72%	.72%	.74%
Expenses net of all reductions	.73% A	.73%	.73%	.71%	.70%	.71%
Net investment income (loss)	3.70% A	3.56%	3.64%	3.70%	3.53%	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 9	$ 8	$ 5	$ 4
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.191	.376	.372	.370	.358	.366
Net realized and unrealized gain (loss)	.440	(.347)	.571	(.533)	.134	.002
Total from investment operations	.631	.029	.943	(.163)	.492	.368
Distributions from net investment income	(.191)	(.377)	(.373)	(.370)	(.358)	(.366)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.221)	(.379)	(.373)	(.377)	(.392)	(.478)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Total Return B,C,D	5.09%	.15%	7.79%	(1.23)%	3.95%	2.93%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.40%	1.42%	1.41%	1.42%	1.43%
Expenses net of fee waivers, if any	1.41% A	1.40%	1.42%	1.41%	1.42%	1.43%
Expenses net of all reductions	1.41% A	1.40%	1.41%	1.40%	1.40%	1.40%
Net investment income (loss)	3.03% A	2.89%	2.95%	3.01%	2.83%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 8	$ 9
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.183	.358	.357	.357	.347	.355
Net realized and unrealized gain (loss)	.440	(.347)	.560	(.522)	.134	.002
Total from investment operations	.623	.011	.917	(.165)	.481	.357
Distributions from net investment income	(.183)	(.359)	(.357)	(.358)	(.347)	(.355)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.213)	(.361)	(.357)	(.365)	(.381)	(.467)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Total Return B,C,D	5.03%	.01%	7.57%	(1.24)%	3.86%	2.84%
Ratios to Average Net Assets F
Expenses before reductions	1.54% A	1.53%	1.54%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.54%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.50%	1.48%	1.49%
Net investment income (loss)	2.91% A	2.76%	2.83%	2.91%	2.74%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 32	$ 29	$ 19	$ 16	$ 16
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Income from Investment Operations
Net investment income (loss) D	.249	.497	.491	.486	.479	.488
Net realized and unrealized gain (loss)	.431	(.338)	.560	(.533)	.134	.001
Total from investment operations	.680	.159	1.051	(.047)	.613	.489
Distributions from net investment income	(.250)	(.497)	(.491)	(.486)	(.479)	(.487)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.280)	(.499)	(.491)	(.493)	(.513)	(.599)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Total Return B,C	5.50%	1.16%	8.71%	(.29)%	4.94%	3.91%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.48%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47% A	.47%	.48%	.47%	.47%	.48%
Expenses net of all reductions	.47% A	.47%	.47%	.46%	.44%	.45%
Net investment income (loss)	3.96% A	3.82%	3.89%	3.95%	3.78%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,688	$ 1,604	$ 1,740	$ 1,428	$ 1,480	$ 1,407
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) D	.245	.487	.485	.479	.479	.487
Net realized and unrealized gain (loss)	.441	(.347)	.561	(.527)	.133	.002
Total from investment operations	.686	.140	1.046	(.048)	.612	.489
Distributions from net investment income	(.246)	(.488)	(.486)	(.485)	(.478)	(.487)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.276)	(.490)	(.486)	(.492)	(.512)	(.599)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Total Return B,C	5.55%	1.01%	8.67%	(.29)%	4.94%	3.91%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.52%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.54% A	.53%	.52%	.48%	.47%	.48%
Expenses net of all reductions	.53% A	.53%	.52%	.47%	.44%	.45%
Net investment income (loss)	3.90% A	3.76%	3.85%	3.94%	3.78%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 14	$ 10	$ 5	$ 2	$ 1
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,160
Gross unrealized depreciation	(10,355)
Net unrealized appreciation (depreciation) on securities and other investments	$ 36,805

Tax cost	$ 1,672,188

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be January 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $115,530 and $136,292, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 42	$ 2
Class T	-%	.25%	10	-*

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.65%	.25%	$ 18	$ 13
Class C	.75%	.25%	154	38
			$ 224	$ 53

* Amount represents eighty five dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	-**
Class B*	4
Class C*	2
$ 14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred thirty nine dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17.10
Class T	3.08
Class B	2.10
Class C	21.13
New York Municipal Income	582.07
Institutional Class	9.14
	$ 634

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser
Class C	1.55%	2
Institutional Class	.55%	-*

* Amount of reimbursement for Institutional Class totaled two hundred eighty two dollars

** Effective April 1, 2011 the expense limitation was eliminated.

Semiannual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2011	Year ended January 31, 2011
From net investment income
Class A	$ 610	$ 1,295
Class T	145	328
Class B	59	145
Class C	446	903
New York Municipal Income	32,268	69,168
Institutional Class	255	538
Total	$ 33,783	$ 72,377
From net realized gain
Class A	$ 79	$ 6
Class T	19	1
Class B	10	1
Class C	73	5
New York Municipal Income	3,847	280
Institutional Class	31	3
Total	$ 4,059	$ 296

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2011	Year ended January 31, 2011	Six months ended July 31, 2011	Year ended January 31, 2011
Class A
Shares sold	390	843	$ 4,978	$ 10,950
Reinvestment of distributions	36	67	455	864
Shares redeemed	(343)	(987)	(4,346)	(12,753)
Net increase (decrease)	83	(77)	$ 1,087	$ (939)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2011	Year ended January 31, 2011	Six months ended July 31, 2011	Year ended January 31, 2011
Class T
Shares sold	12	170	$ 166	$ 2,210
Reinvestment of distributions	10	20	125	257
Shares redeemed	(60)	(199)	(754)	(2,571)
Net increase (decrease)	(38)	(9)	$ (463)	$ (104)
Class B
Shares sold	5	40	$ 59	$ 515
Reinvestment of distributions	3	7	40	90
Shares redeemed	(47)	(194)	(591)	(2,513)
Net increase (decrease)	(39)	(147)	$ (492)	$ (1,908)
Class C
Shares sold	177	721	$ 2,229	$ 9,405
Reinvestment of distributions	23	39	293	501
Shares redeemed	(327)	(487)	(4,107)	(6,281)
Net increase (decrease)	(127)	273	$ (1,585)	$ 3,625
New York Municipal Income
Shares sold	12,829	27,629	$ 162,432	$ 358,403
Reinvestment of distributions	2,071	4,003	26,314	52,003
Shares redeemed	(12,456)	(38,771)	(157,230)	(496,938)
Net increase (decrease)	2,444	(7,139)	$ 31,516	$ (86,532)
Institutional Class
Shares sold	118	713	$ 1,499	$ 9,276
Reinvestment of distributions	11	20	142	258
Shares redeemed	(150)	(392)	(1,883)	(4,969)
Net increase (decrease)	(21)	341	$ (242)	$ 4,565

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST)
1-800-544-5555

Automated line for quickest service

NFY-USAN-0911
1.789735.109

Fidelity Advisor®

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.76%
Actual		$ 1,000.00	$ 1,054.30	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 1,054.40	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.41%
Actual		$ 1,000.00	$ 1,050.90	$ 7.17
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.05
Class C	1.53%
Actual		$ 1,000.00	$ 1,050.30	$ 7.78
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,055.00	$ 2.39
Hypothetical A		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,055.50	$ 2.75
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.2	29.6
Special Tax	21.9	20.6
Transportation	12.9	13.7
Education	12.8	12.4
Water & Sewer	10.0	10.1
Weighted Average Maturity as of July 31, 2011
		6 months ago
Years	6.6	11.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	8.2	8.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
AAA 15.2%	AAA 14.4%
AA,A 75.4%	AA,A 78.1%
BBB 5.0%	BBB 5.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount (000s)	Value (000s)
New York - 90.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,158
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,411
5% 12/1/22	1,000	1,139
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	516
Series 2007 A2, 5% 8/1/11	750	750
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	8,940	9,312
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,400	1,458
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755	1,828
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (c)	4,900	5,104
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000	1,042
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,534
5.75% 5/1/19 (FSA Insured)	5,000	5,399
5.75% 5/1/23 (FSA Insured)	9,620	10,166
5.75% 5/1/25 (FSA Insured)	2,000	2,110
5.75% 5/1/26 (FSA Insured)	8,985	9,471
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,526
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,946
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000	1,095
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,540
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,090
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,672
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,019
5% 2/1/14	1,035	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Adelphi Univ. Proj.):
Series 2009 B, 5.25% 2/1/39	$ 1,200	$ 1,166
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,114
5.25% 7/1/18	1,090	1,188
5.25% 7/1/19	1,100	1,192
5.75% 7/1/39	6,500	6,570
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,790	1,428
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,565
Series 2006 E, 5% 12/1/17	10,000	11,330
Series 2009 A:
5.75% 4/1/39	6,500	6,939
6.25% 4/1/33	1,655	1,841
Series A, 5% 12/1/25 (FGIC Insured)	2,800	2,951
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,559
5% 7/1/25	1,000	1,097
5% 7/1/26	1,150	1,254
5% 7/1/27	1,630	1,769
5% 7/1/28	1,015	1,102
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,086
5.75% 7/1/31	3,025	3,059
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
5.5% 7/1/23	5,000	5,122
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,243
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,024
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,510
5% 8/1/13	1,650	1,736
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 30	$ 30
Series 2001 B, 5.875% 11/1/11	190	192
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,002
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,576
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (c)	45	50
Series 2005 O, 5% 6/1/22	5,000	5,380
Series 2006 A, 5% 8/1/19	3,000	3,315
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,590
Series 2008 A1, 5.25% 8/15/27	15,000	16,139
Series 2008 D1, 5.125% 12/1/23	5,000	5,559
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,524
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.) 5.25% 11/1/37	9,590	9,415
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,286
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,996
Series 2002 A, 5.125% 6/15/34	16,500	16,636
Series 2003 A, 5.125% 6/15/34	4,200	4,235
Series 2003 E, 5% 6/15/34	2,000	2,031
Series 2005 D:
5% 6/15/37	16,090	16,395
5% 6/15/38	20,050	20,415
5% 6/15/39	3,755	3,822
5% 6/15/39	2,800	2,850
Series 2007 DD:
4.75% 6/15/35	3,000	3,011
4.75% 6/15/36	1,000	1,000
Series 2008 AA, 5% 6/15/27	10,000	10,625
Series 2009 A, 5.75% 6/15/40	10,025	10,974
Series 2009 DD, 6% 6/15/40	1,115	1,241
Series 2009 EE, 5.25% 6/15/40	8,500	8,889
Series 2009 FF 2, 5.5% 6/15/40	9,295	9,873
Series 2009 GG, 5.25% 6/15/40	10,000	10,458
Series 2009 GG1, 5.25% 6/15/32	5,000	5,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE:
5.375% 6/15/40	$ 2,310	$ 2,454
5.375% 6/15/43	11,400	12,057
5.5% 6/15/43	2,005	2,139
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,028
Series 2008 S1, 5% 1/15/34	10,000	10,226
Series 2009 S1:
5.5% 7/15/31	5,000	5,317
5.5% 7/15/38	2,900	3,003
5.625% 7/15/38	2,900	3,033
Series 2009 S2, 6% 7/15/38	7,500	8,077
Series 2009 S3:
5.25% 1/15/26	1,000	1,073
5.25% 1/15/39	3,400	3,473
5.375% 1/15/34	13,435	14,016
Series 2009 S4:
5.5% 1/15/34	1,000	1,051
5.5% 1/15/39	6,700	6,969
5.75% 1/15/39	2,900	3,071
Series 2009 S5, 5.25% 1/15/39	10,180	10,400
New York City Transitional Fin. Auth. Rev.:
Series 2003 D:
5% 2/1/31	20,025	20,263
5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100) (c)	9,385	10,085
Series 2004 B, 5% 8/1/32	5,000	5,070
Series 2004 C:
5% 2/1/28	15,000	15,738
5% 2/1/33 (FGIC Insured)	7,350	7,462
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,114
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	1,100	1,174
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	7,050	7,576
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	4,185	4,497
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	2,810	3,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 22,915
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,227
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,089
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	30,000	29,709
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,720
5% 12/15/31	10,000	10,419
Series 2006 D:
5% 3/15/20	3,500	3,873
5% 3/15/36	3,320	3,389
Series 2007 A:
5% 3/15/32	3,700	3,845
5% 3/15/37	1,700	1,737
Series 2008 A, 5% 3/15/24	5,000	5,446
Series 2008 B:
5.25% 3/15/38	1,500	1,564
5.75% 3/15/36	10,500	11,479
Series 2009 A:
5% 2/15/34	15,500	16,101
5% 2/15/39	20,355	20,881
5.25% 2/15/23	7,940	8,926
Series 2011 A, 5% 3/15/21	10,000	11,669
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,598
5.75% 7/1/13 (AMBAC Insured)	1,705	1,812
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,124
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,981
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,176
5% 7/1/37	6,000	6,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/22	$ 445	$ 503
5% 7/1/23	1,315	1,469
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,069
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,980
5% 7/1/17	2,080	2,223
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,366
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,004
5.5% 5/15/21 (AMBAC Insured)	10,000	11,572
5.5% 5/15/28	2,700	3,019
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,494
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,068
5% 7/1/14	2,510	2,742
5% 7/1/16	1,130	1,268
5% 7/1/20	2,000	2,137
Series 2007 A, 5% 7/1/12	1,530	1,589
Series 2007 B, 5.25% 7/1/24	100	105
Series 2011 A:
5.75% 7/1/31	4,000	4,219
6% 7/1/40	4,000	4,211
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,305
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	757
5.5% 7/1/19 (AMBAC Insured)	1,705	1,709
5.5% 7/1/20 (AMBAC Insured)	860	862
Series 2008 A, 5.25% 7/1/48	11,930	12,200
Series 2008 B, 5.25% 7/1/48	8,000	8,153
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,217
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,067
5% 5/1/21	1,315	1,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,589
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,184
6.125% 12/1/29	1,000	986
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,122
5% 7/1/21	1,500	1,667
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,384
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,350
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,537
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,726
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	524
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,099
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,952
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,614
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,833
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,095
5.5% 3/1/39	2,500	2,559
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,307
5% 7/1/39	19,005	19,013
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	8,969
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,147
6% 7/1/15	1,160	1,212
6% 7/1/16	1,230	1,281
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	672
5.375% 7/1/17 (AMBAC Insured)	370	371
Bonds Series 2002 B, 6%, tender 5/15/12 (a)	11,000	11,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30,260	$ 31,759
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,868
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,761
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,570
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,856
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,947
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,102
Series 2010 A:
5% 7/1/19	1,500	1,649
5% 7/1/21	7,000	7,455
5% 7/1/22	6,000	6,294
Series 2010, 5% 7/1/41	12,000	12,427
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	521
Series 2002 D, 5.125% 6/15/31	6,900	6,970
Series 2003 I, 5% 6/15/24	2,000	2,092
Series 2004 F, 5% 6/15/34	4,825	4,919
Series 2004 D, 5% 2/15/34	12,150	12,400
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	930	970
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,324
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,979
Series 2009 A:
5.5% 11/15/39	10,400	10,810
5.625% 11/15/39	6,000	6,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 B, 5% 11/15/34	$ 19,560	$ 19,971
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,121
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,855
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,269
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,352
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,286
Series 2005 G, 5% 11/15/21	3,200	3,556
Series 2007 B:
5% 11/15/26	8,185	8,492
5% 11/15/28	2,235	2,297
Series 2008 A, 5.25% 11/15/36	15,000	15,167
Series 2008 C, 6.5% 11/15/28	9,445	10,930
Series 2011 A:
5% 11/15/18	1,000	1,143
5% 11/15/22	1,500	1,647
5.5% 11/15/18	2,000	2,262
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,865
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,192
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,570
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,838
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,300	1,852
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,869
5.25% 1/1/27	6,570	6,974
Series 2007 H:
5% 1/1/21	5,755	6,271
5% 1/1/25	13,000	13,713
5% 1/1/26	4,000	4,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,660	$ 11,090
5.5% 4/1/20 (AMBAC Insured)	27,375	32,904
Series 2007 B, 5% 4/1/27	6,750	7,115
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,584
5.25% 3/15/25	8,000	8,732
5.25% 3/15/26	12,080	13,124
Series 2010 A, 5% 3/15/21	10,000	11,593
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,562
Series 2011 A2:
5% 4/1/21	2,385	2,765
5% 4/1/23	6,000	6,753
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,755
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,818
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,707
5% 1/1/24 (FSA Insured)	5,975	6,468
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	116
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,164
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	133
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,337
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,003
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,160
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	671
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	$ 4,305	$ 4,367
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,160
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,463
5.25% 6/1/22 (AMBAC Insured)	8,070	8,570
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,106
5.5% 6/1/19	4,600	4,944
Series 2003B 1C:
5.5% 6/1/18	3,800	3,934
5.5% 6/1/19	13,620	14,639
5.5% 6/1/20	16,000	17,149
5.5% 6/1/21	12,070	12,896
5.5% 6/1/22	9,700	10,344
Series 2011, 5% 6/1/16	16,215	18,587
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,514
Series 2007 A, 5% 11/15/27	6,410	6,799
Series 2008 A:
5% 11/15/37	22,500	22,926
5.25% 11/15/38	14,500	14,924
Series 2001 A:
5% 1/1/32	3,010	3,024
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,462
Series 2002 A, 5.25% 1/1/19	1,100	1,119
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,047
5.125% 9/1/40	8,055	7,894
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,391
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,203
6% 6/1/41	5,000	5,170
		1,606,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 3.9%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	$ 3,000	$ 3,008
136th Series, 5.25% 11/1/16 (b)	4,510	4,975
141st Series:
5% 9/1/18 (b)	6,045	6,491
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,819
147th Series, 5% 10/15/17 (b)	5,000	5,609
163rd Series, 5% 7/15/35	25,000	25,763
166th Series, 5% 1/15/41	5,400	5,539
85th Series, 5.375% 3/1/28	6,280	7,140
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,282
		68,626
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,100
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,025
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,405
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,399
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,593
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,127
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,104
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	4,833
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	182
0% 8/1/47 (AMBAC Insured)	2,400	230
Series 2009 A, 6% 8/1/42	2,900	3,029
		26,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,416
5% 10/1/17	2,750	3,007
		7,423
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $1,672,224)	1,708,993
NET OTHER ASSETS (LIABILITIES) - 4.0%	71,549
NET ASSETS - 100%	$ 1,780,542
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	24.2%
Special Tax	21.9%
Transportation	12.9%
Education	12.8%
Water & Sewer	10.0%
Electric Utilities	5.9%
Others* (Individually Less Than 5%)	12.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,672,224)		$ 1,708,993
Cash		56,035
Receivable for fund shares sold		1,242
Interest receivable		18,124
Other receivables		2
Total assets		1,784,396

Liabilities
Payable for fund shares redeemed	$ 1,341
Distributions payable	1,628
Accrued management fee	541
Transfer agent fee payable	217
Distribution and service plan fees payable	38
Other affiliated payables	56
Other payables and accrued expenses	33
Total liabilities		3,854

Net Assets		$ 1,780,542
Net Assets consist of:
Paid in capital		$ 1,743,894
Undistributed net investment income		75
Accumulated undistributed net realized gain (loss) on investments		(196)
Net unrealized appreciation (depreciation) on investments		36,769
Net Assets		$ 1,780,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,653 ÷ 2,766.1 shares)	$ 12.89

Maximum offering price per share (100/96.00 of $12.89)	$ 13.43
Class T: Net Asset Value and redemption price per share ($7,950 ÷ 616.2 shares)	$ 12.90

Maximum offering price per share (100/96.00 of $12.90)	$ 13.44
Class B: Net Asset Value and offering price per share ($3,797 ÷ 294.6 shares)A	$ 12.89

Class C: Net Asset Value and offering price per share ($31,183 ÷ 2,419.2 shares)A	$ 12.89

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,688,146 ÷ 130,926.0 shares)	$ 12.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,813 ÷ 1,072.3 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 38,065

Expenses
Management fee	$ 3,154
Transfer agent fees	634
Distribution and service plan fees	224
Accounting fees and expenses	161
Custodian fees and expenses	10
Independent trustees' compensation	3
Registration fees	70
Audit	27
Legal	6
Miscellaneous	8
Total expenses before reductions	4,297
Expense reductions	(6)	4,291
Net investment income (loss)		33,774
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(101)
Change in net unrealized appreciation (depreciation) on investment securities		59,429
Net gain (loss)		59,328
Net increase (decrease) in net assets resulting from operations		$ 93,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2011 Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,774	$ 72,358
Net realized gain (loss)	(101)	6,167
Change in net unrealized appreciation (depreciation)	59,429	(58,519)
Net increase (decrease) in net assets resulting from operations	93,102	20,006
Distributions to shareholders from net investment income	(33,783)	(72,377)
Distributions to shareholders from net realized gain	(4,059)	(296)
Total distributions	(37,842)	(72,673)
Share transactions - net increase (decrease)	29,821	(81,293)
Redemption fees	20	32
Total increase (decrease) in net assets	85,101	(133,928)

Net Assets
Beginning of period	1,695,441	1,829,369
End of period (including undistributed net investment income of $75 and undistributed net investment income of $84, respectively)	$ 1,780,542	$ 1,695,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.231	.459	.454	.449	.446	.464
Net realized and unrealized gain (loss)	.441	(.347)	.560	(.521)	.134	.002
Total from investment operations	.672	.112	1.014	(.072)	.580	.466
Distributions from net investment income	(.232)	(.460)	(.454)	(.451)	(.446)	(.464)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.262)	(.462)	(.454)	(.458)	(.480)	(.576)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Total Return B,C,D	5.43%	.79%	8.39%	(.49)%	4.67%	3.72%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.75%	.77%	.75%	.73%	.66%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.75%	.73%	.66%
Expenses net of all reductions	.76% A	.75%	.77%	.74%	.70%	.63%
Net investment income (loss)	3.68% A	3.54%	3.60%	3.67%	3.52%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 33	$ 35	$ 21	$ 13	$ 11
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Income from Investment Operations
Net investment income (loss) E	.233	.463	.459	.452	.446	.455
Net realized and unrealized gain (loss)	.440	(.348)	.561	(.520)	.134	.001
Total from investment operations	.673	.115	1.020	(.068)	.580	.456
Distributions from net investment income	(.233)	(.463)	(.460)	(.455)	(.446)	(.454)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.263)	(.465)	(.460)	(.462)	(.480)	(.566)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Total Return B,C,D	5.44%	.81%	8.43%	(.46)%	4.67%	3.64%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.73%	.73%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.74% A	.73%	.73%	.72%	.72%	.74%
Expenses net of all reductions	.73% A	.73%	.73%	.71%	.70%	.71%
Net investment income (loss)	3.70% A	3.56%	3.64%	3.70%	3.53%	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 9	$ 8	$ 5	$ 4
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.191	.376	.372	.370	.358	.366
Net realized and unrealized gain (loss)	.440	(.347)	.571	(.533)	.134	.002
Total from investment operations	.631	.029	.943	(.163)	.492	.368
Distributions from net investment income	(.191)	(.377)	(.373)	(.370)	(.358)	(.366)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.221)	(.379)	(.373)	(.377)	(.392)	(.478)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Total Return B,C,D	5.09%	.15%	7.79%	(1.23)%	3.95%	2.93%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.40%	1.42%	1.41%	1.42%	1.43%
Expenses net of fee waivers, if any	1.41% A	1.40%	1.42%	1.41%	1.42%	1.43%
Expenses net of all reductions	1.41% A	1.40%	1.41%	1.40%	1.40%	1.40%
Net investment income (loss)	3.03% A	2.89%	2.95%	3.01%	2.83%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 8	$ 9
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.183	.358	.357	.357	.347	.355
Net realized and unrealized gain (loss)	.440	(.347)	.560	(.522)	.134	.002
Total from investment operations	.623	.011	.917	(.165)	.481	.357
Distributions from net investment income	(.183)	(.359)	(.357)	(.358)	(.347)	(.355)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.213)	(.361)	(.357)	(.365)	(.381)	(.467)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Total Return B,C,D	5.03%	.01%	7.57%	(1.24)%	3.86%	2.84%
Ratios to Average Net Assets F
Expenses before reductions	1.54% A	1.53%	1.54%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.54%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.50%	1.48%	1.49%
Net investment income (loss)	2.91% A	2.76%	2.83%	2.91%	2.74%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 32	$ 29	$ 19	$ 16	$ 16
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Income from Investment Operations
Net investment income (loss) D	.249	.497	.491	.486	.479	.488
Net realized and unrealized gain (loss)	.431	(.338)	.560	(.533)	.134	.001
Total from investment operations	.680	.159	1.051	(.047)	.613	.489
Distributions from net investment income	(.250)	(.497)	(.491)	(.486)	(.479)	(.487)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.280)	(.499)	(.491)	(.493)	(.513)	(.599)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Total Return B,C	5.50%	1.16%	8.71%	(.29)%	4.94%	3.91%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.48%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47% A	.47%	.48%	.47%	.47%	.48%
Expenses net of all reductions	.47% A	.47%	.47%	.46%	.44%	.45%
Net investment income (loss)	3.96% A	3.82%	3.89%	3.95%	3.78%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,688	$ 1,604	$ 1,740	$ 1,428	$ 1,480	$ 1,407
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) D	.245	.487	.485	.479	.479	.487
Net realized and unrealized gain (loss)	.441	(.347)	.561	(.527)	.133	.002
Total from investment operations	.686	.140	1.046	(.048)	.612	.489
Distributions from net investment income	(.246)	(.488)	(.486)	(.485)	(.478)	(.487)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.276)	(.490)	(.486)	(.492)	(.512)	(.599)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Total Return B,C	5.55%	1.01%	8.67%	(.29)%	4.94%	3.91%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.52%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.54% A	.53%	.52%	.48%	.47%	.48%
Expenses net of all reductions	.53% A	.53%	.52%	.47%	.44%	.45%
Net investment income (loss)	3.90% A	3.76%	3.85%	3.94%	3.78%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 14	$ 10	$ 5	$ 2	$ 1
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,160
Gross unrealized depreciation	(10,355)
Net unrealized appreciation (depreciation) on securities and other investments	$ 36,805

Tax cost	$ 1,672,188

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be January 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $115,530 and $136,292, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 42	$ 2
Class T	-%	.25%	10	-*

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.65%	.25%	$ 18	$ 13
Class C	.75%	.25%	154	38
			$ 224	$ 53

* Amount represents eighty five dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	-**
Class B*	4
Class C*	2
$ 14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred thirty nine dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17.10
Class T	3.08
Class B	2.10
Class C	21.13
New York Municipal Income	582.07
Institutional Class	9.14
	$ 634

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser
Class C	1.55%	2
Institutional Class	.55%	-*

* Amount of reimbursement for Institutional Class totaled two hundred eighty two dollars

** Effective April 1, 2011 the expense limitation was eliminated.

Semiannual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2011	Year ended January 31, 2011
From net investment income
Class A	$ 610	$ 1,295
Class T	145	328
Class B	59	145
Class C	446	903
New York Municipal Income	32,268	69,168
Institutional Class	255	538
Total	$ 33,783	$ 72,377
From net realized gain
Class A	$ 79	$ 6
Class T	19	1
Class B	10	1
Class C	73	5
New York Municipal Income	3,847	280
Institutional Class	31	3
Total	$ 4,059	$ 296

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2011	Year ended January 31, 2011	Six months ended July 31, 2011	Year ended January 31, 2011
Class A
Shares sold	390	843	$ 4,978	$ 10,950
Reinvestment of distributions	36	67	455	864
Shares redeemed	(343)	(987)	(4,346)	(12,753)
Net increase (decrease)	83	(77)	$ 1,087	$ (939)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2011	Year ended January 31, 2011	Six months ended July 31, 2011	Year ended January 31, 2011
Class T
Shares sold	12	170	$ 166	$ 2,210
Reinvestment of distributions	10	20	125	257
Shares redeemed	(60)	(199)	(754)	(2,571)
Net increase (decrease)	(38)	(9)	$ (463)	$ (104)
Class B
Shares sold	5	40	$ 59	$ 515
Reinvestment of distributions	3	7	40	90
Shares redeemed	(47)	(194)	(591)	(2,513)
Net increase (decrease)	(39)	(147)	$ (492)	$ (1,908)
Class C
Shares sold	177	721	$ 2,229	$ 9,405
Reinvestment of distributions	23	39	293	501
Shares redeemed	(327)	(487)	(4,107)	(6,281)
Net increase (decrease)	(127)	273	$ (1,585)	$ 3,625
New York Municipal Income
Shares sold	12,829	27,629	$ 162,432	$ 358,403
Reinvestment of distributions	2,071	4,003	26,314	52,003
Shares redeemed	(12,456)	(38,771)	(157,230)	(496,938)
Net increase (decrease)	2,444	(7,139)	$ 31,516	$ (86,532)
Institutional Class
Shares sold	118	713	$ 1,499	$ 9,276
Reinvestment of distributions	11	20	142	258
Shares redeemed	(150)	(392)	(1,883)	(4,969)
Net increase (decrease)	(21)	341	$ (242)	$ 4,565

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNM-USAN-0911
1.789728.109

Fidelity Advisor®

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	.76%
Actual		$ 1,000.00	$ 1,054.30	$ 3.87
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class T	.74%
Actual		$ 1,000.00	$ 1,054.40	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,021.12	$ 3.71
Class B	1.41%
Actual		$ 1,000.00	$ 1,050.90	$ 7.17
Hypothetical A		$ 1,000.00	$ 1,017.80	$ 7.05
Class C	1.53%
Actual		$ 1,000.00	$ 1,050.30	$ 7.78
Hypothetical A		$ 1,000.00	$ 1,017.21	$ 7.65
New York Municipal Income	.47%
Actual		$ 1,000.00	$ 1,055.00	$ 2.39
Hypothetical A		$ 1,000.00	$ 1,022.46	$ 2.36
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,055.50	$ 2.75
Hypothetical A		$ 1,000.00	$ 1,022.12	$ 2.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.2	29.6
Special Tax	21.9	20.6
Transportation	12.9	13.7
Education	12.8	12.4
Water & Sewer	10.0	10.1
Weighted Average Maturity as of July 31, 2011
		6 months ago
Years	6.6	11.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2011
6 months ago
Years	8.2	8.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2011	As of January 31, 2011
AAA 15.2%	AAA 14.4%
AA,A 75.4%	AA,A 78.1%
BBB 5.0%	BBB 5.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount (000s)	Value (000s)
New York - 90.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,158
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,411
5% 12/1/22	1,000	1,139
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	516
Series 2007 A2, 5% 8/1/11	750	750
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (c)	8,940	9,312
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (c)	1,400	1,458
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100) (c)	1,755	1,828
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (c)	4,900	5,104
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100) (c)	1,000	1,042
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,534
5.75% 5/1/19 (FSA Insured)	5,000	5,399
5.75% 5/1/23 (FSA Insured)	9,620	10,166
5.75% 5/1/25 (FSA Insured)	2,000	2,110
5.75% 5/1/26 (FSA Insured)	8,985	9,471
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,526
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,946
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100) (c)	1,000	1,095
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,540
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,090
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,672
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,019
5% 2/1/14	1,035	1,114
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Adelphi Univ. Proj.):
Series 2009 B, 5.25% 2/1/39	$ 1,200	$ 1,166
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,114
5.25% 7/1/18	1,090	1,188
5.25% 7/1/19	1,100	1,192
5.75% 7/1/39	6,500	6,570
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,790	1,428
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,565
Series 2006 E, 5% 12/1/17	10,000	11,330
Series 2009 A:
5.75% 4/1/39	6,500	6,939
6.25% 4/1/33	1,655	1,841
Series A, 5% 12/1/25 (FGIC Insured)	2,800	2,951
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,559
5% 7/1/25	1,000	1,097
5% 7/1/26	1,150	1,254
5% 7/1/27	1,630	1,769
5% 7/1/28	1,015	1,102
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,086
5.75% 7/1/31	3,025	3,059
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
5.5% 7/1/23	5,000	5,122
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,243
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,024
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,510
5% 8/1/13	1,650	1,736
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	$ 30	$ 30
Series 2001 B, 5.875% 11/1/11	190	192
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,002
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,576
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (c)	45	50
Series 2005 O, 5% 6/1/22	5,000	5,380
Series 2006 A, 5% 8/1/19	3,000	3,315
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,590
Series 2008 A1, 5.25% 8/15/27	15,000	16,139
Series 2008 D1, 5.125% 12/1/23	5,000	5,559
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,524
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.) 5.25% 11/1/37	9,590	9,415
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,286
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,996
Series 2002 A, 5.125% 6/15/34	16,500	16,636
Series 2003 A, 5.125% 6/15/34	4,200	4,235
Series 2003 E, 5% 6/15/34	2,000	2,031
Series 2005 D:
5% 6/15/37	16,090	16,395
5% 6/15/38	20,050	20,415
5% 6/15/39	3,755	3,822
5% 6/15/39	2,800	2,850
Series 2007 DD:
4.75% 6/15/35	3,000	3,011
4.75% 6/15/36	1,000	1,000
Series 2008 AA, 5% 6/15/27	10,000	10,625
Series 2009 A, 5.75% 6/15/40	10,025	10,974
Series 2009 DD, 6% 6/15/40	1,115	1,241
Series 2009 EE, 5.25% 6/15/40	8,500	8,889
Series 2009 FF 2, 5.5% 6/15/40	9,295	9,873
Series 2009 GG, 5.25% 6/15/40	10,000	10,458
Series 2009 GG1, 5.25% 6/15/32	5,000	5,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE:
5.375% 6/15/40	$ 2,310	$ 2,454
5.375% 6/15/43	11,400	12,057
5.5% 6/15/43	2,005	2,139
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,028
Series 2008 S1, 5% 1/15/34	10,000	10,226
Series 2009 S1:
5.5% 7/15/31	5,000	5,317
5.5% 7/15/38	2,900	3,003
5.625% 7/15/38	2,900	3,033
Series 2009 S2, 6% 7/15/38	7,500	8,077
Series 2009 S3:
5.25% 1/15/26	1,000	1,073
5.25% 1/15/39	3,400	3,473
5.375% 1/15/34	13,435	14,016
Series 2009 S4:
5.5% 1/15/34	1,000	1,051
5.5% 1/15/39	6,700	6,969
5.75% 1/15/39	2,900	3,071
Series 2009 S5, 5.25% 1/15/39	10,180	10,400
New York City Transitional Fin. Auth. Rev.:
Series 2003 D:
5% 2/1/31	20,025	20,263
5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100) (c)	9,385	10,085
Series 2004 B, 5% 8/1/32	5,000	5,070
Series 2004 C:
5% 2/1/28	15,000	15,738
5% 2/1/33 (FGIC Insured)	7,350	7,462
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,114
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (c)	1,100	1,174
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100) (c)	7,050	7,576
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	4,185	4,497
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	2,810	3,080
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	$ 23,090	$ 22,915
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,227
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,089
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	30,000	29,709
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,720
5% 12/15/31	10,000	10,419
Series 2006 D:
5% 3/15/20	3,500	3,873
5% 3/15/36	3,320	3,389
Series 2007 A:
5% 3/15/32	3,700	3,845
5% 3/15/37	1,700	1,737
Series 2008 A, 5% 3/15/24	5,000	5,446
Series 2008 B:
5.25% 3/15/38	1,500	1,564
5.75% 3/15/36	10,500	11,479
Series 2009 A:
5% 2/15/34	15,500	16,101
5% 2/15/39	20,355	20,881
5.25% 2/15/23	7,940	8,926
Series 2011 A, 5% 3/15/21	10,000	11,669
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,598
5.75% 7/1/13 (AMBAC Insured)	1,705	1,812
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,124
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,981
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,176
5% 7/1/37	6,000	6,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Cornell Univ. Proj.):
Series 2009 A:
5% 7/1/22	$ 445	$ 503
5% 7/1/23	1,315	1,469
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,069
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,980
5% 7/1/17	2,080	2,223
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,366
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,004
5.5% 5/15/21 (AMBAC Insured)	10,000	11,572
5.5% 5/15/28	2,700	3,019
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,494
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,068
5% 7/1/14	2,510	2,742
5% 7/1/16	1,130	1,268
5% 7/1/20	2,000	2,137
Series 2007 A, 5% 7/1/12	1,530	1,589
Series 2007 B, 5.25% 7/1/24	100	105
Series 2011 A:
5.75% 7/1/31	4,000	4,219
6% 7/1/40	4,000	4,211
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,305
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	757
5.5% 7/1/19 (AMBAC Insured)	1,705	1,709
5.5% 7/1/20 (AMBAC Insured)	860	862
Series 2008 A, 5.25% 7/1/48	11,930	12,200
Series 2008 B, 5.25% 7/1/48	8,000	8,153
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,217
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,067
5% 5/1/21	1,315	1,340
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.):
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,589
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,184
6.125% 12/1/29	1,000	986
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,122
5% 7/1/21	1,500	1,667
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,384
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,350
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,537
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,726
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	524
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,099
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	18,952
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,614
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,833
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,095
5.5% 3/1/39	2,500	2,559
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,307
5% 7/1/39	19,005	19,013
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	8,969
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,147
6% 7/1/15	1,160	1,212
6% 7/1/16	1,230	1,281
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	672
5.375% 7/1/17 (AMBAC Insured)	370	371
Bonds Series 2002 B, 6%, tender 5/15/12 (a)	11,000	11,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 30,260	$ 31,759
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,868
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,761
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,570
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,856
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,947
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,102
Series 2010 A:
5% 7/1/19	1,500	1,649
5% 7/1/21	7,000	7,455
5% 7/1/22	6,000	6,294
Series 2010, 5% 7/1/41	12,000	12,427
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	521
Series 2002 D, 5.125% 6/15/31	6,900	6,970
Series 2003 I, 5% 6/15/24	2,000	2,092
Series 2004 F, 5% 6/15/34	4,825	4,919
Series 2004 D, 5% 2/15/34	12,150	12,400
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	930	970
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,324
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,979
Series 2009 A:
5.5% 11/15/39	10,400	10,810
5.625% 11/15/39	6,000	6,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2009 B, 5% 11/15/34	$ 19,560	$ 19,971
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,121
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,855
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,269
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,352
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,286
Series 2005 G, 5% 11/15/21	3,200	3,556
Series 2007 B:
5% 11/15/26	8,185	8,492
5% 11/15/28	2,235	2,297
Series 2008 A, 5.25% 11/15/36	15,000	15,167
Series 2008 C, 6.5% 11/15/28	9,445	10,930
Series 2011 A:
5% 11/15/18	1,000	1,143
5% 11/15/22	1,500	1,647
5.5% 11/15/18	2,000	2,262
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,865
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,192
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,570
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (a)(b)	11,800	11,838
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,300	1,852
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,869
5.25% 1/1/27	6,570	6,974
Series 2007 H:
5% 1/1/21	5,755	6,271
5% 1/1/25	13,000	13,713
5% 1/1/26	4,000	4,210
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,660	$ 11,090
5.5% 4/1/20 (AMBAC Insured)	27,375	32,904
Series 2007 B, 5% 4/1/27	6,750	7,115
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,584
5.25% 3/15/25	8,000	8,732
5.25% 3/15/26	12,080	13,124
Series 2010 A, 5% 3/15/21	10,000	11,593
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,562
Series 2011 A2:
5% 4/1/21	2,385	2,765
5% 4/1/23	6,000	6,753
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,755
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,818
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,707
5% 1/1/24 (FSA Insured)	5,975	6,468
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	116
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,164
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	133
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,337
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,003
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,160
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	671
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,128
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	$ 4,305	$ 4,367
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,160
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,463
5.25% 6/1/22 (AMBAC Insured)	8,070	8,570
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,106
5.5% 6/1/19	4,600	4,944
Series 2003B 1C:
5.5% 6/1/18	3,800	3,934
5.5% 6/1/19	13,620	14,639
5.5% 6/1/20	16,000	17,149
5.5% 6/1/21	12,070	12,896
5.5% 6/1/22	9,700	10,344
Series 2011, 5% 6/1/16	16,215	18,587
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,514
Series 2007 A, 5% 11/15/27	6,410	6,799
Series 2008 A:
5% 11/15/37	22,500	22,926
5.25% 11/15/38	14,500	14,924
Series 2001 A:
5% 1/1/32	3,010	3,024
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,462
Series 2002 A, 5.25% 1/1/19	1,100	1,119
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,047
5.125% 9/1/40	8,055	7,894
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,391
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,203
6% 6/1/41	5,000	5,170
		1,606,917
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 3.9%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	$ 3,000	$ 3,008
136th Series, 5.25% 11/1/16 (b)	4,510	4,975
141st Series:
5% 9/1/18 (b)	6,045	6,491
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,819
147th Series, 5% 10/15/17 (b)	5,000	5,609
163rd Series, 5% 7/15/35	25,000	25,763
166th Series, 5% 1/15/41	5,400	5,539
85th Series, 5.375% 3/1/28	6,280	7,140
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,282
		68,626
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,100
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,025
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,405
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,399
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,593
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,127
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,104
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	4,833
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	182
0% 8/1/47 (AMBAC Insured)	2,400	230
Series 2009 A, 6% 8/1/42	2,900	3,029
		26,027
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,416
5% 10/1/17	2,750	3,007
		7,423
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $1,672,224)	1,708,993
NET OTHER ASSETS (LIABILITIES) - 4.0%	71,549
NET ASSETS - 100%	$ 1,780,542
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	24.2%
Special Tax	21.9%
Transportation	12.9%
Education	12.8%
Water & Sewer	10.0%
Electric Utilities	5.9%
Others* (Individually Less Than 5%)	12.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,672,224)		$ 1,708,993
Cash		56,035
Receivable for fund shares sold		1,242
Interest receivable		18,124
Other receivables		2
Total assets		1,784,396

Liabilities
Payable for fund shares redeemed	$ 1,341
Distributions payable	1,628
Accrued management fee	541
Transfer agent fee payable	217
Distribution and service plan fees payable	38
Other affiliated payables	56
Other payables and accrued expenses	33
Total liabilities		3,854

Net Assets		$ 1,780,542
Net Assets consist of:
Paid in capital		$ 1,743,894
Undistributed net investment income		75
Accumulated undistributed net realized gain (loss) on investments		(196)
Net unrealized appreciation (depreciation) on investments		36,769
Net Assets		$ 1,780,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,653 ÷ 2,766.1 shares)	$ 12.89

Maximum offering price per share (100/96.00 of $12.89)	$ 13.43
Class T: Net Asset Value and redemption price per share ($7,950 ÷ 616.2 shares)	$ 12.90

Maximum offering price per share (100/96.00 of $12.90)	$ 13.44
Class B: Net Asset Value and offering price per share ($3,797 ÷ 294.6 shares)A	$ 12.89

Class C: Net Asset Value and offering price per share ($31,183 ÷ 2,419.2 shares)A	$ 12.89

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,688,146 ÷ 130,926.0 shares)	$ 12.89

Institutional Class: Net Asset Value, offering price and redemption price per share ($13,813 ÷ 1,072.3 shares)	$ 12.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended July 31, 2011 (Unaudited)

Investment Income
Interest		$ 38,065

Expenses
Management fee	$ 3,154
Transfer agent fees	634
Distribution and service plan fees	224
Accounting fees and expenses	161
Custodian fees and expenses	10
Independent trustees' compensation	3
Registration fees	70
Audit	27
Legal	6
Miscellaneous	8
Total expenses before reductions	4,297
Expense reductions	(6)	4,291
Net investment income (loss)		33,774
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(101)
Change in net unrealized appreciation (depreciation) on investment securities		59,429
Net gain (loss)		59,328
Net increase (decrease) in net assets resulting from operations		$ 93,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2011 Unaudited)	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,774	$ 72,358
Net realized gain (loss)	(101)	6,167
Change in net unrealized appreciation (depreciation)	59,429	(58,519)
Net increase (decrease) in net assets resulting from operations	93,102	20,006
Distributions to shareholders from net investment income	(33,783)	(72,377)
Distributions to shareholders from net realized gain	(4,059)	(296)
Total distributions	(37,842)	(72,673)
Share transactions - net increase (decrease)	29,821	(81,293)
Redemption fees	20	32
Total increase (decrease) in net assets	85,101	(133,928)

Net Assets
Beginning of period	1,695,441	1,829,369
End of period (including undistributed net investment income of $75 and undistributed net investment income of $84, respectively)	$ 1,780,542	$ 1,695,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.231	.459	.454	.449	.446	.464
Net realized and unrealized gain (loss)	.441	(.347)	.560	(.521)	.134	.002
Total from investment operations	.672	.112	1.014	(.072)	.580	.466
Distributions from net investment income	(.232)	(.460)	(.454)	(.451)	(.446)	(.464)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.262)	(.462)	(.454)	(.458)	(.480)	(.576)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Total Return B,C,D	5.43%	.79%	8.39%	(.49)%	4.67%	3.72%
Ratios to Average Net Assets F
Expenses before reductions	.76% A	.75%	.77%	.75%	.73%	.66%
Expenses net of fee waivers, if any	.76% A	.75%	.77%	.75%	.73%	.66%
Expenses net of all reductions	.76% A	.75%	.77%	.74%	.70%	.63%
Net investment income (loss)	3.68% A	3.54%	3.60%	3.67%	3.52%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 33	$ 35	$ 21	$ 13	$ 11
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71	$ 12.82
Income from Investment Operations
Net investment income (loss) E	.233	.463	.459	.452	.446	.455
Net realized and unrealized gain (loss)	.440	(.348)	.561	(.520)	.134	.001
Total from investment operations	.673	.115	1.020	(.068)	.580	.456
Distributions from net investment income	(.233)	(.463)	(.460)	(.455)	(.446)	(.454)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.263)	(.465)	(.460)	(.462)	(.480)	(.566)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.90	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Total Return B,C,D	5.44%	.81%	8.43%	(.46)%	4.67%	3.64%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.73%	.73%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.74% A	.73%	.73%	.72%	.72%	.74%
Expenses net of all reductions	.73% A	.73%	.73%	.71%	.70%	.71%
Net investment income (loss)	3.70% A	3.56%	3.64%	3.70%	3.53%	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 8	$ 9	$ 8	$ 5	$ 4
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.191	.376	.372	.370	.358	.366
Net realized and unrealized gain (loss)	.440	(.347)	.571	(.533)	.134	.002
Total from investment operations	.631	.029	.943	(.163)	.492	.368
Distributions from net investment income	(.191)	(.377)	(.373)	(.370)	(.358)	(.366)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.221)	(.379)	(.373)	(.377)	(.392)	(.478)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Total Return B,C,D	5.09%	.15%	7.79%	(1.23)%	3.95%	2.93%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.40%	1.42%	1.41%	1.42%	1.43%
Expenses net of fee waivers, if any	1.41% A	1.40%	1.42%	1.41%	1.42%	1.43%
Expenses net of all reductions	1.41% A	1.40%	1.41%	1.40%	1.40%	1.40%
Net investment income (loss)	3.03% A	2.89%	2.95%	3.01%	2.83%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 8	$ 9
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) E	.183	.358	.357	.357	.347	.355
Net realized and unrealized gain (loss)	.440	(.347)	.560	(.522)	.134	.002
Total from investment operations	.623	.011	.917	(.165)	.481	.357
Distributions from net investment income	(.183)	(.359)	(.357)	(.358)	(.347)	(.355)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.213)	(.361)	(.357)	(.365)	(.381)	(.467)
Redemption fees added to paid in capital E,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Total Return B,C,D	5.03%	.01%	7.57%	(1.24)%	3.86%	2.84%
Ratios to Average Net Assets F
Expenses before reductions	1.54% A	1.53%	1.54%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.54%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.53% A	1.53%	1.53%	1.50%	1.48%	1.49%
Net investment income (loss)	2.91% A	2.76%	2.83%	2.91%	2.74%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$ 31	$ 32	$ 29	$ 19	$ 16	$ 16
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New York Municipal Income

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71	$ 12.82
Income from Investment Operations
Net investment income (loss) D	.249	.497	.491	.486	.479	.488
Net realized and unrealized gain (loss)	.431	(.338)	.560	(.533)	.134	.001
Total from investment operations	.680	.159	1.051	(.047)	.613	.489
Distributions from net investment income	(.250)	(.497)	(.491)	(.486)	(.479)	(.487)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.280)	(.499)	(.491)	(.493)	(.513)	(.599)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.89	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Total Return B,C	5.50%	1.16%	8.71%	(.29)%	4.94%	3.91%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.48%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47% A	.47%	.48%	.47%	.47%	.48%
Expenses net of all reductions	.47% A	.47%	.47%	.46%	.44%	.45%
Net investment income (loss)	3.96% A	3.82%	3.89%	3.95%	3.78%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,688	$ 1,604	$ 1,740	$ 1,428	$ 1,480	$ 1,407
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31,2011	Years ended January 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70	$ 12.81
Income from Investment Operations
Net investment income (loss) D	.245	.487	.485	.479	.479	.487
Net realized and unrealized gain (loss)	.441	(.347)	.561	(.527)	.133	.002
Total from investment operations	.686	.140	1.046	(.048)	.612	.489
Distributions from net investment income	(.246)	(.488)	(.486)	(.485)	(.478)	(.487)
Distributions from net realized gain	(.030)	(.002)	-	(.007)	(.034)	(.112)
Total distributions	(.276)	(.490)	(.486)	(.492)	(.512)	(.599)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Total Return B,C	5.55%	1.01%	8.67%	(.29)%	4.94%	3.91%
Ratios to Average Net Assets E
Expenses before reductions	.54% A	.53%	.52%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.54% A	.53%	.52%	.48%	.47%	.48%
Expenses net of all reductions	.53% A	.53%	.52%	.47%	.44%	.45%
Net investment income (loss)	3.90% A	3.76%	3.85%	3.94%	3.78%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 14	$ 10	$ 5	$ 2	$ 1
Portfolio turnover rate	14% A	10%	4%	17%	13%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,160
Gross unrealized depreciation	(10,355)
Net unrealized appreciation (depreciation) on securities and other investments	$ 36,805

Tax cost	$ 1,672,188

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be January 31, 2012.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $115,530 and $136,292, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 42	$ 2
Class T	-%	.25%	10	-*

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.65%	.25%	$ 18	$ 13
Class C	.75%	.25%	154	38
			$ 224	$ 53

* Amount represents eighty five dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8
Class T	-**
Class B*	4
Class C*	2
$ 14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred thirty nine dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17.10
Class T	3.08
Class B	2.10
Class C	21.13
New York Municipal Income	582.07
Institutional Class	9.14
	$ 634

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser
Class C	1.55%	2
Institutional Class	.55%	-*

* Amount of reimbursement for Institutional Class totaled two hundred eighty two dollars

** Effective April 1, 2011 the expense limitation was eliminated.

Semiannual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2011	Year ended January 31, 2011
From net investment income
Class A	$ 610	$ 1,295
Class T	145	328
Class B	59	145
Class C	446	903
New York Municipal Income	32,268	69,168
Institutional Class	255	538
Total	$ 33,783	$ 72,377
From net realized gain
Class A	$ 79	$ 6
Class T	19	1
Class B	10	1
Class C	73	5
New York Municipal Income	3,847	280
Institutional Class	31	3
Total	$ 4,059	$ 296

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2011	Year ended January 31, 2011	Six months ended July 31, 2011	Year ended January 31, 2011
Class A
Shares sold	390	843	$ 4,978	$ 10,950
Reinvestment of distributions	36	67	455	864
Shares redeemed	(343)	(987)	(4,346)	(12,753)
Net increase (decrease)	83	(77)	$ 1,087	$ (939)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2011	Year ended January 31, 2011	Six months ended July 31, 2011	Year ended January 31, 2011
Class T
Shares sold	12	170	$ 166	$ 2,210
Reinvestment of distributions	10	20	125	257
Shares redeemed	(60)	(199)	(754)	(2,571)
Net increase (decrease)	(38)	(9)	$ (463)	$ (104)
Class B
Shares sold	5	40	$ 59	$ 515
Reinvestment of distributions	3	7	40	90
Shares redeemed	(47)	(194)	(591)	(2,513)
Net increase (decrease)	(39)	(147)	$ (492)	$ (1,908)
Class C
Shares sold	177	721	$ 2,229	$ 9,405
Reinvestment of distributions	23	39	293	501
Shares redeemed	(327)	(487)	(4,107)	(6,281)
Net increase (decrease)	(127)	273	$ (1,585)	$ 3,625
New York Municipal Income
Shares sold	12,829	27,629	$ 162,432	$ 358,403
Reinvestment of distributions	2,071	4,003	26,314	52,003
Shares redeemed	(12,456)	(38,771)	(157,230)	(496,938)
Net increase (decrease)	2,444	(7,139)	$ 31,516	$ (86,532)
Institutional Class
Shares sold	118	713	$ 1,499	$ 9,276
Reinvestment of distributions	11	20	142	258
Shares redeemed	(150)	(392)	(1,883)	(4,969)
Net increase (decrease)	(21)	341	$ (242)	$ 4,565

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASNMI-USAN-0911
1.789729.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 21, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 21, 2011